CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash (including cash of VIEs of RMB397,948 and RMB266,560 as of December 31, 2016 and 2017, respectively)	¥ 1,873,446	¥ 1,811,319
Restricted cash (including restricted cash of VIEs of RMB10,091 and RMB10,837 as of December 31, 2016 and 2017, respectively)	10,837	27,673
Accounts receivable, net of allowance for doubtful accounts (including accounts receivable, net of allowance for doubtful accounts, of VIEs of RMB172,538 and RMB348,536 as of December 31, 2016 and 2017, respectively)	364,654	198,851
Value-added-tax ("VAT") recoverable (including VAT recoverable of VIEs of RMB13,399 and RMB27,596 as of December 31, 2016 and 2017, respectively)	112,067	72,958
Prepaid expenses (including prepaid expenses of VIEs of RMB28,466 and RMB32,919 as of December 31, 2016 and 2017, respectively)	50,373	50,361
Other current assets (including other current asset of VIEs of RMB1,201 and RMB7,283 as of December 31, 2016 and 2017, respectively)	42,651	49,151
Total current assets	2,454,028	2,210,313
Property and equipment, net (including property and equipment, net of VIEs of RMB1,421,036 and RMB2,164,121 as of December 31, 2016 and 2017, respectively)	8,165,601	4,322,891
Intangible assets, net (including intangible assets, net of VIEs of RMB54,558 and RMB143,151 as of December 31, 2016 and 2017, respectively)	348,466	92,569
Prepaid land use rights, net	26,245	26,792
Goodwill	1,570,755	1,341,087	¥ 1,294,664
Deferred tax assets (including deferred tax assets of VIEs of RMB8,178 and RMB11,846 as of December 31, 2016 and 2017, respectively)	14,305	12,626
Restricted cash (including restricted cash of VIEs of nil and RMB23,592 as of December 31, 2016 and 2017, respectively)	63,317
VAT recoverable (including VAT recoverable of VIEs of RMB12,094 and RMB26,235 as of December 31, 2016 and 2017, respectively)	290,065	98,863
Other non-current assets (including other non-current assets of VIEs of RMB36,357 and RMB80,763 as of December 31, 2016 and 2017, respectively)	211,785	98,725
Total assets	13,144,567	8,203,866
Current liabilities
Short-term borrowings and current portion of long-term borrowings (including short-term borrowings and current portion of long-term borrowings of VIEs of RMB413,600 and RMB232,000 as of December 31, 2016 and 2017, respectively)	790,484	628,478
Accounts payable (including accounts payable of VIEs of RMB152,192 and RMB339,175 as of December 31, 2016 and 2017, respectively)	1,110,411	513,543
Accrued expenses and other payables (including accrued expenses and other payables of VIEs of RMB125,989 and RMB91,542 as of December 31, 2016 and 2017, respectively)	368,624	207,950
Deferred revenue (including deferred revenue of VIEs of RMB30,033 and RMB46,526 as of December 31, 2016 and 2017, respectively)	55,609	40,657
Capital lease and other financing obligations, current (including capital lease and other financing obligations, current of VIEs of RMB55,311 and RMB84,771 as of December 31, 2016 and 2017, respectively)	97,943	88,593
Total current liabilities	2,423,071	1,479,221
Long-term borrowings, excluding current portion (including long-term borrowings, excluding current portion of VIEs of nil and RMB85,250 as of December 31, 2016 and 2017, respectively)	3,459,765	1,509,676
Convertible bonds payable		1,040,550
Capital lease and other financing obligations, non-current (including capital lease and other financing obligations, non-current of VIEs of RMB631,874 and RMB879,685 as of December 31, 2016 and 2017, respectively)	2,303,044	1,022,959
Deferred tax liabilities (including deferred tax liabilities of VIEs of RMB39,426 and RMB70,030 as of December 31, 2016 and 2017, respectively)	124,277	53,280
Other long-term liabilities (including other long-term liabilities of VIEs of RMB8,717 and RMB13,145 as of December 31, 2016 and 2017, respectively)	358,898	111,706
Total liabilities	8,669,055	5,217,392
Shareholders' Equity
Ordinary shares (US$0.00005 par value; 2,002,000,000 shares authorized; 760,009,043 and 941,269,679 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	320	260
Additional paid-in capital	5,861,445	4,036,959
Accumulated other comprehensive loss	(200,688)	(192,080)
Accumulated deficit	(1,185,565)	(858,665)
Total shareholders' equity	4,475,512	2,986,474	¥ (340,505)	¥ (16,565)
Commitments and contingencies
Total liabilities and shareholders' equity	¥ 13,144,567	¥ 8,203,866